American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 28, 2021

Avantis Short-Term Fixed Income ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 54.5%
Aerospace and Defense — 0.9%
Boeing Co. (The), 2.20%, 2/4/26	60,000	60,266
General Dynamics Corp., 3.50%, 5/15/25	56,000	61,597
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	48,000	52,746
		174,609
Automobiles — 1.0%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	104,000	104,509
General Motors Financial Co., Inc., 4.25%, 5/15/23	45,000	48,083
General Motors Financial Co., Inc., 5.25%, 3/1/26	40,000	46,413
		199,005
Banks — 16.0%
African Development Bank, 3.00%, 9/20/23	56,000	59,580
African Development Bank, MTN, 1.625%, 9/16/22	56,000	57,069
Asian Development Bank, MTN, 1.75%, 9/13/22	56,000	57,174
Asian Development Bank, MTN, 0.25%, 10/6/23	64,000	63,969
Asian Development Bank, MTN, 0.375%, 9/3/25	249,000	245,791
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	184,000	183,908
Bank of America Corp., MTN, 3.875%, 8/1/25	88,000	98,548
Bank of Montreal, MTN, 1.85%, 5/1/25	96,000	99,650
Bank of Nova Scotia (The), 1.30%, 6/11/25	144,000	145,709
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	96,000	100,766
Citigroup, Inc., 3.30%, 4/27/25	88,000	96,106
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	24,015
Council Of Europe Development Bank, 1.375%, 2/27/25	64,000	65,913
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	40,000	40,019
European Investment Bank, 2.00%, 12/15/22	56,000	57,615
European Investment Bank, 1.375%, 5/15/23	40,000	40,946
European Investment Bank, MTN, 2.875%, 8/15/23	96,000	101,677
European Investment Bank, MTN, 3.125%, 12/14/23	16,000	17,167
Huntington Bancshares, Inc., 4.00%, 5/15/25	44,000	49,059
Inter-American Development Bank, 3.00%, 10/4/23	56,000	59,587
Inter-American Development Bank, 0.25%, 11/15/23	32,000	31,990
Inter-American Development Bank, 2.125%, 1/15/25	104,000	109,808
Inter-American Development Bank, 0.625%, 7/15/25	104,000	103,737
International Bank for Reconstruction & Development, 0.375%, 7/28/25	32,000	31,617
International Bank for Reconstruction & Development, 0.50%, 10/28/25	184,000	182,164
International Finance Corp., MTN, 2.875%, 7/31/23	152,000	160,707
JPMorgan Chase & Co., 3.90%, 7/15/25	88,000	97,978
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	25,000	25,516
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	150,000	155,246
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	150,000	149,766
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	110,000	115,780
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	50,000	52,373
Regions Financial Corp., 2.25%, 5/18/25	96,000	100,439
Royal Bank of Canada, MTN, 2.55%, 7/16/24	56,000	59,380
Santander Holdings USA, Inc., 4.50%, 7/17/25	88,000	98,144
Wells Fargo & Co., MTN, 3.55%, 9/29/25	48,000	52,997
		3,191,910

Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	38,000	39,382
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The), MTN, 3.50%, 4/28/23	136,000	144,752
Charles Schwab Corp. (The), 3.85%, 5/21/25	88,000	97,868
CME Group, Inc., 3.00%, 9/15/22	96,000	99,427
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	88,000	96,900
Janus Capital Group, Inc., 4.875%, 8/1/25	40,000	45,372
Lazard Group LLC, 3.75%, 2/13/25	88,000	96,489
		580,808
Chemicals — 0.5%
EI du Pont de Nemours and Co., 1.70%, 7/15/25	56,000	57,582
Mosaic Co. (The), 4.25%, 11/15/23	40,000	43,147
		100,729
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	88,000	98,496
Discover Financial Services, 4.50%, 1/30/26	87,000	98,838
Synchrony Financial, 4.50%, 7/23/25	88,000	98,680
		296,014
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	17,000	18,464
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	48,000	53,528
Duke Energy Progress LLC, 3.25%, 8/15/25	32,000	35,008
PPL Capital Funding, Inc., 3.50%, 12/1/22	47,000	48,816
		137,352
Electronic Equipment, Instruments and Components — 0.6%
Flex Ltd., 3.75%, 2/1/26	63,000	68,742
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	53,551
		122,293
Entertainment — 0.3%
TWDC Enterprises 18 Corp., MTN, 3.15%, 9/17/25	48,000	52,286
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	88,000	95,880
Brixmor Operating Partnership LP, 3.25%, 9/15/23	84,000	88,600
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	48,000	51,021
CubeSmart LP, 4.375%, 12/15/23	88,000	95,463
Digital Realty Trust LP, 4.75%, 10/1/25	88,000	100,543
Kimco Realty Corp., 3.30%, 2/1/25	88,000	95,374
Simon Property Group LP, 3.50%, 9/1/25	88,000	96,536
WP Carey, Inc., 4.00%, 2/1/25	88,000	95,977
		719,394
Food and Staples Retailing — 0.6%
Costco Wholesale Corp., 2.75%, 5/18/24	56,000	59,732
Walmart, Inc., 3.40%, 6/26/23	48,000	50,955
		110,687
Food Products — 0.6%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	36,000	39,417
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	39,000	39,517
Hershey Co. (The), 2.05%, 11/15/24	48,000	50,436
		129,370
Health Care Providers and Services — 1.9%
Cardinal Health, Inc., 3.50%, 11/15/24	92,000	99,829
Cigna Corp., 3.05%, 11/30/22	38,000	39,462
CommonSpirit Health, 2.76%, 10/1/24	48,000	50,899

HCA, Inc., 5.00%, 3/15/24	88,000	98,168
Humana, Inc., 4.50%, 4/1/25	88,000	99,059
		387,417
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	50,545
Starbucks Corp., 3.80%, 8/15/25	43,000	47,843
		98,388
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	45,000	47,777
Household Products — 0.3%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	27,000	29,202
Procter & Gamble Co. (The), 3.10%, 8/15/23	37,000	39,482
		68,684
Insurance — 2.9%
American International Group, Inc., 3.75%, 7/10/25	88,000	97,127
Loews Corp., 2.625%, 5/15/23	96,000	99,522
MetLife, Inc., 4.37%, 9/15/23	127,000	138,243
Principal Financial Group, Inc., 3.40%, 5/15/25	88,000	95,692
Prudential Financial, Inc., MTN, 3.50%, 5/15/24	56,000	61,060
Unum Group, 4.50%, 3/15/25	88,000	98,814
		590,458
IT Services — 0.5%
Western Union Co. (The), 2.85%, 1/10/25	96,000	101,815
Machinery — 1.4%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	15,000	16,271
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	48,000	49,333
Cummins, Inc., 3.65%, 10/1/23	56,000	59,974
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	60,412
John Deere Capital Corp., MTN, 3.45%, 1/10/24	92,000	99,530
		285,520
Media — 0.5%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	36,279
Comcast Corp., 3.375%, 8/15/25	56,000	61,429
		97,708
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	45,000	48,640
Kinross Gold Corp., 5.95%, 3/15/24	56,000	63,106
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	64,000	71,058
Steel Dynamics, Inc., 2.40%, 6/15/25	56,000	58,680
		241,484
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	48,000	49,194
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	88,000	97,558
Oil, Gas and Consumable Fuels — 6.2%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	48,000	49,269
Chevron Corp., 1.14%, 5/11/23	144,000	146,464
Enbridge, Inc., 2.50%, 1/15/25	96,000	100,882
Enterprise Products Operating LLC, 3.35%, 3/15/23	96,000	100,338
EOG Resources, Inc., 2.625%, 3/15/23	96,000	99,402
Equinor ASA, 2.45%, 1/17/23	16,000	16,573
Equinor ASA, 3.70%, 3/1/24	16,000	17,371
Equinor ASA, 2.875%, 4/6/25	96,000	103,057
Exxon Mobil Corp., 2.71%, 3/6/25	96,000	102,712
Phillips 66 Partners LP, 2.45%, 12/15/24	48,000	50,197

Shell International Finance BV, 3.25%, 5/11/25	88,000	96,106
Total Capital Canada Ltd., 2.75%, 7/15/23	96,000	101,081
TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	98,478
Valero Energy Corp., 2.85%, 4/15/25	48,000	50,969
Williams Cos., Inc. (The), 4.00%, 9/15/25	88,000	97,943
		1,230,842
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	48,000	50,600
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	96,000	99,887
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	24,000	26,620
Novartis Capital Corp., 1.75%, 2/14/25	38,000	39,477
Novartis Capital Corp., 3.00%, 11/20/25	36,000	39,245
Royalty Pharma plc, 1.20%, 9/2/25(1)	104,000	103,242
		308,471
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	48,000	50,552
Ryder System, Inc., MTN, 3.35%, 9/1/25	24,000	26,156
		76,708
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 4.70%, 4/15/25	88,000	99,246
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	68,584
Micron Technology, Inc., 4.64%, 2/6/24	48,000	52,889
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	56,000	62,038
QUALCOMM, Inc., 3.00%, 5/20/22	96,000	98,636
		381,393
Software — 1.9%
Intuit, Inc., 0.95%, 7/15/25	56,000	56,278
Microsoft Corp., 2.875%, 2/6/24	112,000	119,197
Oracle Corp., 2.40%, 9/15/23	40,000	41,687
Oracle Corp., 2.95%, 5/15/25	56,000	59,898
VMware, Inc., 4.50%, 5/15/25	88,000	98,982
		376,042
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	88,000	95,320
Ross Stores, Inc., 4.60%, 4/15/25	88,000	99,659
		194,979
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 0.75%, 5/11/23	136,000	137,448
Apple, Inc., 3.00%, 2/9/24	47,000	50,142
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	54,769
		242,359
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	95,000	99,642
TOTAL CORPORATE BONDS (Cost $10,891,412)		10,899,342
U.S. TREASURY SECURITIES AND EQUIVALENTS — 39.8%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	35,821
U.S. Treasury Bonds, 8.00%, 11/15/21	287,600	297,942
U.S. Treasury Notes, 0.125%, 7/31/22	500,000	500,352
U.S. Treasury Notes, 1.625%, 8/15/22	485,600	494,752
U.S. Treasury Notes, 1.875%, 8/31/22	483,200	493,978
U.S. Treasury Notes, 1.875%, 9/30/22	483,200	494,676
U.S. Treasury Notes, 1.375%, 10/15/22	484,800	493,274
U.S. Treasury Notes, 1.625%, 11/15/22	964,000	985,389

U.S. Treasury Notes, 0.125%, 10/15/23	1,000,000	998,613
U.S. Treasury Notes, 2.75%, 11/15/23	184,000	195,478
U.S. Treasury Notes, 2.375%, 2/29/24	500,000	529,023
U.S. Treasury Notes, 2.00%, 5/31/24	530,000	556,728
U.S. Treasury Notes, 2.75%, 8/31/25	356,800	388,710
U.S. Treasury Notes, 3.00%, 9/30/25	353,600	389,271
U.S. Treasury Notes, 0.25%, 10/31/25	204,000	200,271
U.S. Treasury Notes, 0.375%, 11/30/25	430,000	423,987
U.S. Treasury Notes, 0.375%, 1/31/26	495,000	486,811
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $7,981,916)		7,965,076
U.S. GOVERNMENT AGENCY SECURITIES — 4.5%
FHLB, 2.75%, 12/13/24	120,000	129,796
FHLB, 0.375%, 9/4/25	160,000	158,172
FHLMC, 0.125%, 10/16/23	104,000	103,845
FHLMC, 0.25%, 11/6/23	54,000	54,061
FHLMC, 1.50%, 2/12/25	104,000	107,845
FHLMC, 0.375%, 9/23/25	60,000	59,314
FNMA, 2.375%, 1/19/23	16,000	16,590
FNMA, 0.25%, 7/10/23	152,000	152,216
FNMA, 0.50%, 11/7/25	104,000	103,096
Tennessee Valley Authority, 0.75%, 5/15/25	25,000	25,188
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $912,672)		910,123
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.3%
Export Development Canada, 2.625%, 2/21/24 (Cost $52,991)	50,000	53,101
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $19,838,991)		19,827,642
OTHER ASSETS AND LIABILITIES — 0.9%		174,651
TOTAL NET ASSETS — 100.0%		$20,002,293

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $165,280, which represented 0.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.